Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Integrity Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000893730
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2021
Prospectus Date	rr_ProspectusDate	Nov. 30, 2021
Integrity Dividend Harvest Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDIVX
Integrity Dividend Harvest Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDHCX
Integrity Dividend Harvest Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDHIX
Integrity ESG Growth & Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGIAX
Integrity ESG Growth & Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGIUX
Integrity ESG Growth & Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGIVX
Integrity High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHFAX
Integrity High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHFCX
Integrity High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHFIX
Integrity Mid-North American Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICPAX
Integrity Mid-North American Resources Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICPUX
Integrity Mid-North American Resources Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICWIX
Integrity Short Term Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDSAX
Integrity Short Term Government Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDSIX